Business segment reporting (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total assets	R$ 1,238,796,810	R$ 1,115,652,776
Loans and advances to customers	566,089,914	517,977,135
Customer deposits	605,068,163	583,220,576
Business Segment Reporting Commercial Banking [Member]
IfrsStatementLineItems [Line Items]
Total assets	1,143,663,122	1,010,503,261
Loans and advances to customers	484,849,401	445,085,759
Customer deposits	446,780,888	425,724,599
Business Segment Reporting Global Wholesale Banking [Member]
IfrsStatementLineItems [Line Items]
Total assets	95,133,688	105,149,515
Loans and advances to customers	81,240,513	72,891,376
Customer deposits	R$ 158,287,275	R$ 157,495,977